Balance Sheets (Quarterly) (Quarterly Report [Member], USD $)	Mar. 31, 2014	Mar. 31, 2013
Quarterly Report [Member]
ASSETS
Cash	$ 29	$ 2,500
Intangibles
Patent	402,000	402,000
Less: Accumulated amortization	(160,800)	(140,700)
Total intangibles	241,200	261,300
Total assets	241,229	263,800
LIABILITIES
Credit card payable	35,829
Due to shareholder	2,877	17,137
Total liabilities	38,706	17,137
Stockholders' Equity
Common stock, Authorized - 75,000,000 shares, Issued and outstanding - 44,898,250 shares	85,050	26,500
Preferred stock, Authorized - 10,000,000 shares, Issued and outstanding - 7,000,000 shares
Additional paid-in capital	549,000	549,000
Retained earnings (deficit)	(431,527)	(328,837)
Total stockholders' equity	202,523	246,663
Total liabilities and stockholders' equity	$ 241,229	$ 263,800